Quarterly Holdings Report
for
Fidelity® MSCI Materials Index ETF
April 30, 2022
T08-NPRT3-0622
1.9584816.108

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
CHEMICALS – 60.3%
Commodity Chemicals – 8.6%
AdvanSix, Inc.	12,347	$ 549,935
Cabot Corp.	24,788	1,632,290
Dow, Inc.	323,187	21,491,936
Hawkins, Inc.	8,322	310,244
Koppers Holdings, Inc.	9,228	223,871
Kronos Worldwide, Inc.	9,959	151,576
LyondellBasell Industries N.V. Class A	116,333	12,334,788
Olin Corp.	62,678	3,597,717
Origin Materials, Inc. (a)	46,712	303,161
Orion Engineered Carbons S.A.	26,543	400,799
PureCycle Technologies, Inc. (a)	32,718	255,200
Tredegar Corp.	11,644	133,324
Trinseo PLC	13,606	645,605
Tronox Holdings PLC Class A	50,307	865,280
Valvoline, Inc.	78,764	2,381,036
Westlake Chemical Corp.	16,771	2,122,370
		47,399,132
Diversified Chemicals – 2.1%
Eastman Chemical Co.	58,746	6,031,452
Huntsman Corp.	90,509	3,065,540
The Chemours Co.	71,143	2,352,699
		11,449,691
Fertilizers & Agricultural Chemicals – 8.5%
American Vanguard Corp.	12,235	261,829
CF Industries Holdings, Inc.	93,719	9,074,811
Corteva, Inc.	318,510	18,374,842
FMC Corp.	55,386	7,340,860
The Mosaic Co.	161,857	10,103,114
The Scotts Miracle-Gro Co.	18,062	1,877,184
		47,032,640
Industrial Gases – 16.7%
Air Products & Chemicals, Inc.	96,771	22,651,188
Linde PLC (a)	223,970	69,869,681
		92,520,869
Specialty Chemicals – 24.4%
Albemarle Corp.	51,115	9,856,505
Amyris, Inc. (a)	73,928	253,573
Ashland Global Holdings, Inc.	23,577	2,474,878
Avient Corp.	39,950	1,967,138
Axalta Coating Systems Ltd. (a)	89,728	2,276,399
Balchem Corp.	14,143	1,742,418
Celanese Corp.	47,573	6,990,377
Chase Corp.	3,319	279,991
Danimer Scientific, Inc. (a)	35,261	138,223
DuPont de Nemours, Inc.	226,395	14,926,222
Ecolab, Inc.	112,699	19,084,449
ECOVYST, Inc.	17,762	178,686
Element Solutions, Inc.	97,244	2,005,171
FutureFuel Corp.	11,564	109,974

		Shares	Value

GCP Applied Technologies, Inc. (a)		19,306	$ 605,629
HB Fuller Co.		22,992	1,533,566
Ingevity Corp. (a)		17,207	1,030,699
Innospec, Inc.		10,797	1,029,062
International Flavors & Fragrances, Inc.		111,229	13,492,078
Livent Corp. (a)		70,603	1,508,080
Minerals Technologies, Inc.		14,519	923,554
NewMarket Corp.		3,727	1,209,821
PPG Industries, Inc.		103,736	13,277,171
Quaker Chemical Corp.		5,848	951,528
RPM International, Inc.		56,682	4,698,938
Sensient Technologies Corp.		18,388	1,555,625
Stepan Co.		9,292	948,806
The Sherwin-Williams Co.		108,843	29,927,471
			134,976,032
TOTAL CHEMICALS	333,378,364
CONSTRUCTION MATERIALS – 4.2%
Construction Materials – 4.2%
Eagle Materials, Inc.		16,875	2,081,025
Martin Marietta Materials, Inc.		27,259	9,655,683
Summit Materials, Inc. Class A (a)		51,885	1,442,403
United States Lime & Minerals, Inc.		967	105,896
Vulcan Materials Co.		57,988	9,990,753
TOTAL CONSTRUCTION MATERIALS	23,275,760
CONTAINERS & PACKAGING – 13.2%
Metal & Glass Containers – 5.2%
AptarGroup, Inc.		28,766	3,303,200
Ball Corp.		141,531	11,486,656
Berry Global Group, Inc. (a)		59,253	3,338,906
Crown Holdings, Inc.		55,874	6,148,375
Greif, Inc. Class A		11,031	669,361
Greif, Inc. Class B		1,969	114,911
Myers Industries, Inc.		13,575	297,700
O-I Glass, Inc. (a)		68,692	925,968
Silgan Holdings, Inc.		38,597	1,712,549
Trimas Corp.		18,657	551,128
			28,548,754
Paper Packaging – 8.0%
Amcor PLC		669,945	7,945,548
Avery Dennison Corp.		36,179	6,533,927
Graphic Packaging Holding Co.		134,271	2,927,108
International Paper Co.		160,760	7,439,973
Packaging Corp. of America		41,508	6,689,844
Pactiv Evergreen, Inc.		19,105	188,375
Ranpak Holdings Corp. (a)		17,013	256,556
Sealed Air Corp.		64,740	4,156,955
Sonoco Products Co.		42,999	2,662,068

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
CONTAINERS & PACKAGING – continued
Paper Packaging – continued
Westrock Co.		115,797	$ 5,735,426
			44,535,780
TOTAL CONTAINERS & PACKAGING	73,084,534
ENERGY EQUIPMENT & SERVICES – 0.1%
Oil & Gas Equipment & Services – 0.1%
Aspen Aerogels, Inc. (a)		11,688	252,461
METALS & MINING – 21.2%
Aluminum – 1.4%
Alcoa Corp.		81,758	5,543,192
Arconic Corp. (a)		44,085	1,109,179
Century Aluminum Co. (a)		23,655	399,060
Kaiser Aluminum Corp.		6,904	666,236
			7,717,667
Copper – 4.7%
Freeport-McMoRan, Inc.		641,675	26,019,921
Diversified Metals & Mining – 0.6%
Compass Minerals International, Inc.		14,839	877,430
Materion Corp.		8,957	762,689
MP Materials Corp. (a)		27,254	1,036,742
Piedmont Lithium, Inc. (a)		6,954	454,861
			3,131,722
Gold – 5.4%
Coeur Mining, Inc. (a)		112,970	410,081
McEwen Mining, Inc. (a)		168,331	112,816
Newmont Corp.		348,453	25,384,801
Royal Gold, Inc.		28,681	3,742,297
			29,649,995
Silver – 0.2%
Gatos Silver, Inc. (a)		17,916	60,556
Hecla Mining Co.		235,554	1,227,236
			1,287,792
Steel – 8.9%
Allegheny Technologies, Inc. (a)		55,514	1,508,871
Alpha Metallurgical Resources, Inc. (a)		7,227	1,118,306
Carpenter Technology Corp.		21,062	804,147
Cleveland-Cliffs, Inc. (a)		207,597	5,291,648
Commercial Metals Co.		53,080	2,176,280
Nucor Corp.		124,885	19,329,700
Reliance Steel & Aluminum Co.		27,378	5,427,688
Ryerson Holding Corp.		7,489	275,670

		Shares	Value

Schnitzer Steel Industries, Inc. Class A		11,396	$ 519,999
Steel Dynamics, Inc.		86,717	7,435,983
SunCoke Energy, Inc.		36,255	301,642
United States Steel Corp.		118,083	3,600,351
Warrior Met Coal, Inc.		22,491	766,268
Worthington Industries, Inc.		14,323	681,345
			49,237,898
TOTAL METALS & MINING	117,044,995
PAPER & FOREST PRODUCTS – 0.8%
Forest Products – 0.4%
Louisiana-Pacific Corp.		38,409	2,478,149
Paper Products – 0.4%
Clearwater Paper Corp. (a)		7,208	238,657
Glatfelter Corp.		19,317	212,487
Mercer International, Inc.		18,821	301,324
Neenah, Inc.		7,371	260,933
Schweitzer-Mauduit International, Inc.		13,702	344,742
Sylvamo Corp. (a)		15,452	689,932
			2,048,075
TOTAL PAPER & FOREST PRODUCTS	4,526,224
TOTAL COMMON STOCKS (Cost $531,266,836)			551,562,338
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $829,000)		829,000	829,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $532,095,836)	552,391,338
NET OTHER ASSETS (LIABILITIES) (c) – 0.1%	371,353
NET ASSETS – 100.0%	$552,762,691

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $56,400 of cash collateral to cover margin requirements for futures contracts.

Quarterly Report	3

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1	June 2022	$ 93,065	$ (11,172)	$ (11,172)
CME E-mini S&P Materials Select Sector Index Contracts (United States)	10	June 2022	896,700	(10,106)	(10,106)
CME E-mini Micro Russell 2000 Index Contracts (United States)	9	June 2022	83,759	(6,571)	(6,571)
Total Equity Index Contracts					$ (27,849)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
6	Quarterly Report